Deposits, Prepayments and Other Assets (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deposits, Prepayments and Other Assets

	As of March 31,
	2026	2025
	USD	USD

Deposits	9,577	12,913
Advance to supplier	-	381,982
Prepayments	50,225	66,670
Other receivables	11,000	24,491
Less: allowance for credit loss	(160)	(2,192)
	70,642	483,864

Deposits, Prepayments and Other Assets, current	61,685	483,864
Deposits, Prepayments and Other Assets, non-current	8,957	-

Schedule of Deposits, Prepayments and Other Current Assets Movement of Allowance for Loss Account

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	2,192	-
(Reversal) addition during the year	(2,032)	2,192
Balance at end of the year	160	2,192